CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 28,091	$ 11,700	$ 10,603	$ 17,498	$ 17,063	$ 58,289
Accounts receivable, less allowances	155,496	109,515		97,859
Inventories:
Raw materials	40,392	41,909		39,828
Work in process	21,459	24,286		23,231
Finished goods	37,663	38,610		35,520
Total inventory	99,514	104,805		98,579
Prepaid expenses and other current assets	13,761	13,272		10,633
Deferred income taxes	3,855	5,675		12,189
Total current assets	300,717	244,967		236,758
Property and Equipment, at cost:
Land	3,737	3,737		3,741
Buildings and improvements	37,316	36,588		36,012
Machinery and equipment	286,263	272,120		264,300
Total property and equipment	327,316	312,445		304,053
Less accumulated depreciation	(230,253)	(212,600)		(187,341)
Total property and equipment, net	97,063	99,845		116,712
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	392,717	391,467		393,433
Deferred income taxes	3,231	3,121		2,279
Other	30,494	32,364		26,090
Total other assets	527,535	548,100		568,767
Total Assets	925,315	892,912		922,237
Current Liabilities:
Accounts payable	74,913	50,090		54,973
Accrued expenses	80,121	90,881		75,117
Total current liabilities	155,034	140,971		130,090
Deferred income taxes	8,716	9,865		10,583
Other long-term liabilities	58,107	57,728		60,489
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Deficit:
Preferred stock $0.01 par, 100 shares authorized, none issued and outstanding	0	0		0
Common stock $0.01 par, 100 shares authorized, issued and outstanding	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Accumulated deficit	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223	324	(5,543)
Total stockholder's deficit	(299,312)	(277,322)		(173,088)	(313,482)	(242,628)
Total Liabilities and Stockholder's Deficit	$ 925,315	$ 892,912		$ 922,237